Investments in equity accounted investees	12 Months Ended
Dec. 31, 2025
Disclosure of Investments Accounted for Using Equity Method [Abstract]
Investments in equity accounted investees
(18)	Investments in equity accounted investees-
Investment in equity accounted investees as of December 31, 2025, 2024 and 2023, are comprised as follows:

	2025	2024	2023
Interest in joint ventures	$—	16,978	27,120

(a)	Joint Ventures–
The Group classifies all interest in joint arrangements as joint ventures, as the Group has rights only to the net assets of such arrangements.
The Group has the following joint arrangements:

i.	Joint venture with Delta-
Grupo Aeroméxico and Delta established a Joint Venture AM DL MRO JV, S. A. P. I de C. V. (“MRO”) to render maintenance, repair and major overhaul of aircraft services in Queretaro, Mexico. MRO offered the aforementioned services to Grupo Aeroméxico, Delta and other third party airlines.
On November 30, 2022 the MRO ceased its major maintenance operations transferring personnel and most of its assets to a third party during December 2022 and first quarter of 2023. Beginning December 1, 2022 the MRO leased its assets to third parties.
On December 30, 2025 Grupo Aeroméxico and Delta executed a share purchase agreement where both companies agreed to sell 100% of the shares representing the capital stock of MRO to a third party.
The share of gain on the equity-accounted investees line in the consolidated statement of profit or loss for the year ended December 31, 2025 of $77,188, includes $71,054 regarding the selling transaction of the Group’s
50
% equity interest in MRO. The Group recognized $6,134 as a share of profit on the 2025 MRO’s results until November 2025.

The following summarizes financial information to the carrying amount of the Group’s interest in MRO as of December 31 2024 and 2023:

	2024	2023
Percentage ownership interest	50%	50%

Current assets	$46,421	79,220
Non-current assets	18,536	16,723
Current liabilities	(1,564)	—
Non-current liabilities	(29,436)	(41,703)

Net assets (100%)	$33,957	54,240

Carrying amount of interest in joint venture	$16,978	27,120

Revenues	$12,908	16,456
Operating expenses	2,320	5,393

Profit (100%)	10,588	11,063

Group’s share of profit	5,294	5,532
Additional share of profit from prior years	564	(8,593)

Group’s share of profit	$5,858	(3,061)